INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax (expense) recovery	$ (140)	$ 47
Deferred income tax expense	(10)	(20)
Income tax expense	$ (150)	$ 27